SUPPLEMENT DATED DECEMBER 4, 2009

TO PROSPECTUS DATED MAY 1, 2009
FOR FUTURITY ACCUMULATOR II VARIABLE UNIVERSAL LIFE INSUARNCE

TO PROSPECTUS DATED NOVEMBER 3, 2008
FOR FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE

TO PROSPECTUS DATED MAY 1, 2008
FOR FUTURITY PROTECTOR II VARIABLE UNIVERSAL LIFE INSURANCE

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

This supplement contains information regarding changes to an investment option that is available under your Policy.

The name of The Alger American Fund has been changed to The Alger Portfolios. In addition, the name and class of the following investment option has changed to:

Old Name and Class	New Name and Class

Alger American MidCap Growth Portfolio, Class O	Alger Mid Cap Growth Portfolio, Class I-2

Please retain this supplement with your prospectus for future reference.

Protector II, Accumulator II, Survivorship II (Alger)                                                                                                                                           12/09